Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	105 Months Ended
	Dec. 18, 2015	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000161384
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Absolute Capital Asset Allocator Fund
Average Annual Return, Percent		11.71%	3.66%	3.95%
C000161385
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Capital Asset Allocator Fund
C000161386
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Absolute Capital Asset Allocator Fund
C000161387
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Absolute Capital Defender Fund
Average Annual Return, Percent		9.06%	3.44%	3.07%
C000161388
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Capital Defender Fund
C000161389
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Absolute Capital Defender Fund
Without Sales Load [Member] | C000161384
Average Annual Return [Line Items]
Average Annual Return, Percent		18.53%	4.89%	4.66%
Without Sales Load [Member] | C000161385
Average Annual Return [Line Items]
Average Annual Return, Percent		18.74%	4.96%	4.69%
Without Sales Load [Member] | C000161386
Average Annual Return [Line Items]
Average Annual Return, Percent		17.65%	4.10%	3.90%
Without Sales Load [Member] | C000161387
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%	4.68%	3.77%
Without Sales Load [Member] | C000161388
Average Annual Return [Line Items]
Average Annual Return, Percent		15.79%	4.74%	3.80%
Without Sales Load [Member] | C000161389
Average Annual Return [Line Items]
Average Annual Return, Percent		14.78%	3.90%	3.00%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent		10.50%	1.37%	2.45%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent		10.50%	1.37%	2.45%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent		10.50%	1.37%	2.45%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent		10.50%	1.37%	2.45%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent		10.50%	1.37%	2.45%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent		10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent		16.37%	3.82%	4.85%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent		16.37%	3.82%	4.85%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent		16.37%	3.82%	4.85%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent		16.37%	3.82%	4.85%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent		16.37%	3.82%	4.85%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent		20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent		16.37%	3.82%	4.85%